Subsequent events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events	17. Subsequent events Subsequent to June 30, 2024, the Company signed an amendment to the Line of Credit extending its maturity from June 2025 to July 2027 (See Note 7).